Cover Page	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Entity File Number	001-16601
Entity Registrant Name	FRONTLINE LTD.
Entity Address, Address Line One	Par-la-Ville Place
Entity Address, Address Line Two	14 Par-la-Ville Road
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
Entity Central Index Key	0000913290
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false